Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues	$ 7,509	¥ 50,947	¥ 62,328
Cost of revenues	(5,040)	(34,198)	(42,944)
Gross profit	2,469	16,749	19,384
Sales and marketing expenses	(2,746)	(18,629)	(23,243)
General and administrative expenses	(2,020)	(13,703)	(16,770)
Research and development expenses	(703)	(4,770)	(8,969)
Reversal of (provision for) credit losses	(69)	(470)	719
Total operating expenses	(5,538)	(37,572)	(48,263)
Operating loss	(3,069)	(20,823)	(28,879)
Other income (expenses):
Interest income	2	11	72
Interest expense	(231)	(1,565)	(1,752)
Unrealized gains (losses) on marketable equity securities and derivative instruments	(195)	(1,326)	588
Unrealized foreign exchange gain (loss)	92	627	(1,421)
Government subsidy	132	893	502
Other expenses	(12)	(79)
Total other expenses, net	(212)	(1,439)	(2,011)
Loss before income taxes	(3,281)	(22,262)	(30,890)
Income tax benefits	14	99	5,340
Net loss	(3,267)	(22,163)	(25,550)
Net loss attributable to noncontrolling interests	479	3,247	3,882
Net loss attributable to the Zhengye Biotechnology Holding Limited’s shareholders	(2,788)	(18,916)	(21,668)
Comprehensive loss
Net loss	(3,267)	(22,163)	(25,550)
Other comprehensive loss
Foreign currency translation adjustment	(168)	(1,140)	(969)
Total comprehensive loss	(3,435)	(23,303)	(26,519)
Total comprehensive loss attributable to non-controlling interest	479	3,247	3,882
Total comprehensive loss attributable to the Zhengye Biotechnology Holding Limited’s shareholders	$ (2,956)	¥ (20,056)	¥ (22,637)
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Basic – Ordinary shares (in Shares)	47,391,376	47,391,376	47,316,793
Diluted – Ordinary shares (in Shares)	47,391,376	47,391,376	47,316,793
Class A Ordinary Shares
Loss per share:
Basic – Ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.06)	¥ (0.4)	¥ (0.46)
Diluted – Ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.06)	¥ (0.4)	¥ (0.46)
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Basic – Ordinary shares (in Shares)	7,391,376	7,391,376	7,316,793
Diluted – Ordinary shares (in Shares)	7,391,376	7,391,376	7,316,793
Class B Ordinary Shares
Loss per share:
Basic – Ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.06)	¥ (0.4)	¥ (0.46)
Diluted – Ordinary shares (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.06)	¥ (0.4)	¥ (0.46)
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Basic – Ordinary shares (in Shares)	40,000,000	40,000,000	40,000,000
Diluted – Ordinary shares (in Shares)	40,000,000	40,000,000	40,000,000